ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Liabilities And Other Liabilities [Abstract]
Summary of accrued expenses and other current liabilities

	As of December 31,
	2020	2021
	US$	US$
Accrued payroll and welfare	12,099,447	14,760,788
Income and non-income based taxes payables	4,936,372	7,156,828
Accrued marketing expenses	6,251,009	3,748,010
Accrued professional expenses	2,471,569	1,749,229
Advanced from customers	429,531	1,748,167
Accrued data and IT service expenses	622,641	1,443,897
Amounts due to employees for sale of their shares exercised under the share incentive plan	—	1,131,614
Others	327,632	2,007,644
Total	27,138,201	33,746,177